Summary of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Summary of Business and Significant Accounting Policies [Abstract]
Schedule of a Straight-Line Basis Over the Estimated Useful Lives

Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets
Property, plant and equipment are carried at cost less accumulated depreciation and any recorded impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:
Category	Estimated useful life	Estimated residual values
Building	20 years	0 – 10%
Computer and office equipment	3 years	0 – 10%
Leasehold improvement	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Exchange Rates

The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency United States dollars (“USD or US$”) for the respective periods:

	March 31, 2023	March 31, 2022
Period end exchange rate	US$1.00 to RMB 6.8676	US$1.00 to RMB 6.3393
Nine months average exchange rate	US$1.00 to RMB 6.945	US$1.00 to RMB 6.3962
The following exchange rates, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board, were used to translate the amounts from the functional currency RMB into the presentation currency United States dollars (“USD or US$”) for the respective periods:
	June 30, 2022	June 30, 2021
Year end exchange rate	US$1.00 to RMB 6.6981	US$1.00 to RMB 6.4566
Year average exchange rate	US$1.00 to RMB 6.4477	US$1.00 to RMB 6.6217